Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2013 Licenses	Dec. 31, 2012 Licenses	Dec. 31, 2013 U.S. Cellular	Dec. 31, 2012 U.S. Cellular	Dec. 31, 2013 U.S. Cellular Licenses	Dec. 31, 2012 U.S. Cellular Licenses	Dec. 31, 2012 Wireline	Dec. 31, 2013 Wireline	Dec. 31, 2013 Wireline Licenses	Dec. 31, 2012 Wireline Licenses	Dec. 31, 2011 Wireline Licenses	Dec. 31, 2013 Cable	Dec. 31, 2013 Cable Franchise rights	Dec. 31, 2013 HMS	Dec. 31, 2012 HMS	Dec. 31, 2012 Non-Reportable Segment		Dec. 31, 2013 Non-Reportable Segment	Dec. 31, 2013 Non-Reportable Segment Licenses	Dec. 31, 2012 Non-Reportable Segment Licenses	Dec. 31, 2011 Non-Reportable Segment Licenses
Licenses and Franchise Rights
Balance, beginning of period				$ 1,480,039	$ 1,494,014			$ 1,462,019	$ 1,475,994			$ 2,800	$ 2,800	$ 2,800								$ 15,220	$ 15,220	$ 15,220
Acquisitions				16,540	122,690			16,540	122,690							123,668
Divestitures				(59,419)				(59,419)
Transferred to Assets held for sale				(16,027)	(140,599)			(16,027)	(140,599)
NY1 & NY2 Deconsolidation				(592)				(592)
Other				3,238	3,934			3,238	3,934
Balance, end of period				1,423,779	1,480,039			1,405,759	1,462,019			2,800	2,800	2,800		123,668						15,220	15,220	15,220
Goodwill
Assigned value at time of acquisition	1,180,523	1,160,417				622,681	622,681			450,156	449,898						103,627	83,263	4,317		4,317
Accumulated impairment losses in prior periods	(363,855)	(363,340)				(333,900)	(333,900)			(29,440)	(29,440)										(515)
Transferred to Assets held for sale	(19,474)					(19,474)
Balance, beginning of period	797,194	797,077				269,307	288,781			420,716	420,458						103,627	83,263	4,317		3,802
Acquisitions	76,915	20,364													61,712		15,203	20,364
Divestitures	(135)					(135)
Impairment		(515)	[1]																(515)	[1]
Transferred to Assets held for sale		(19,474)					(19,474)
NY1 & NY2 Deconsolidation	(37,131)					(37,131)
Other		(258)								(258)
Balance, end of period	$ 836,843	$ 797,194				$ 232,041	$ 269,307			$ 420,458	$ 420,458				$ 61,712		$ 118,830	$ 103,627	$ 3,802		$ 3,802

[1]	During the second quarter of 2012, a sustained decrease in TDS' stock price resulted in a triggering event, as defined by GAAP, requiring an interim impairment test of Licenses and Goodwill as of June 30, 2012. Based on this test, TDS concluded that the entire amount of Goodwill related to Airadigm was impaired resulting in an impairment loss of $0.5 million and no impairment of Licenses.